SCHEDULE OF PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 68	$ 684
Software licenses	45	103
Subscriptions	32	26
Other	291	184
Total prepaid and other current assets	$ 436	$ 997	$ 1,442